Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [Table Text Block]
Cost	December 31, 2021	December 31, 2020
Balance, beginning of period	$56,955,325	$25,478,575
Additions	52,187,091	11,687,526
Acquisitions	-	33,001,822
Transfers from E&E assets (Note 5)	-	426,021
Decommissioning obligations (Note 11)	1,062,710	685,000
Disposal	-	(14,323,619)
Balance, end of period	$110,205,126	$56,955,325

Accumulated depletion and impairment	December 30, 2021	December 31, 2020
Balance, beginning of period	$(1,292,996)	$(17,974,432)
Reversal of impairment	-	4,730,000
Disposal	-	12,982,436
Depletion	(16,642,000)	(1,031,000)
Balance, end of period	$(17,934,996)	$(1,292,996)

Carrying amount	$92,270,130	$55,662,329

Disclosure of detailed information about benchmark prices [Table Text Block]
	As at December 31,		As at December 31,
	2021	2021	2020	2020
	WTI Crude Prices	Henry Hub Prices	WTI Crude Prices	Henry Hub Prices
	Oil, $/bbl	Gas, $/Mmbtu	Oil, $/bbl	Gas, $/Mmbtu
2021	-	-	47.17	2.83
2022	72.83	3.85	50.17	2.87
2023	68.78	3.44	53.17	2.90
2024	66.76	3.17	54.97	2.96
2025	68.09	3.24	56.07	3.02
2026	69.45	3.30	57.19	3.08
2027	70.84	3.37	58.34	3.14
2028	72.26	3.44	59.50	3.20
2029	73.70	3.50	60.69	3.26
2030	75.18	3.58	61.91	3.33
2031	76.68	3.65	63.15	3.39
2032	78.21	3.72	-	-